Acquisitions and Dispositions - Summary of Long-Term Deferred Consideration (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Business Combinations And Discontinued Operations [Abstract]
Valley Agriceuticals, LLC (“Valley Ag”) operating cash flows deferred consideration	$ 7,770	$ 8,577
Laurel Harvest deferred consideration	0	9,074
Total Long-term deferred and contingent consideration	$ 7,770	$ 17,651